DRYDEN TOTAL RETURN BOND FUND, INC.
Gateway Center Three, 4th floor
100 Mulberry Street
Newark, New Jersey 07102-4077

December 30, 2009

VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:           485(b) Filing for Dryden Total Return Bond Fund, Inc.
Registration Nos. 33-55441 and 811-07215

Dear Sir or Madam:

We are filing today via EDGAR a Post-Effective Amendment under Rule 485(b) to the Registration Statement of the above-referenced Registrant.  This Post-Effective Amendment designates December 30, 2009 as its effective date.

Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at (973) 802-6469.

Sincerely,

/s/ Jonathan D. Shain
Jonathan D. Shain
Assistant Secretary